SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,189,450	$ 3,303,434
Less: Accumulated amortization	(744,957)	(274,944)
Total intangible assets, net	2,444,493	3,028,490
Distribution Right [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		3,299,329
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	8,138	4,105
Distributor Channel [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,181,312	$ 3,299,329